Cost of services	12 Months Ended
Dec. 31, 2019
Cost of services
Cost of services

28.         Cost of services

The cost of services is as follows:

	Year ended December 31,
	2019		2018		2017
Wages and salaries	Ps.	242,237	Ps.	231,753	Ps.	219,890
Maintenance		177,191		152,583		184,246
Security and insurance		161,351		170,549		176,197
Utilities (electric, cleaning and water)		177,250		210,158		189,238
Building lease		15,683		44,359		45,181
Allowance for doubtful accounts		(241)		(5,960)		(10,561)
Cost of hotel service		85,706		65,853		65,034
Employee statutory profit sharing		236		1,099		1,568
Equipment lease, fees and others		94,794		107,502		110,272
	Ps.	954,207	Ps.	977,896	Ps.	981,065